FINANCIAL INCOME (EXPENSES)	12 Months Ended
Dec. 31, 2025
FINANCIAL INCOME (EXPENSES)
FINANCIAL INCOME (EXPENSES)
28. FINANCIAL EXPENSES, NET
28.a. Accounting policy
These include interest, monetary and exchange variations arising from short-term investments, derivative transactions, loans, financing, debentures, present value adjustments of transactions that generate monetary assets and liabilities and other financial transactions. These are recognized on an accrual basis when earned or incurred by the Company.
For all financial instruments measured at amortized cost and interest-yielding financial assets classified as financial assets at fair value through other comprehensive income, interest income or expense is recognized using the effective interest method, which discounts estimated future cash payments or receipts over the expected life of the financial instrument or, where appropriate, a shorter period, to the net carrying amount of the financial asset or liability.
28.b. Breakdown

	2025	2024	2023
Financial Income
Other income with foreign exchange and monetary variation (judicial deposits, taxes and others)	226,241	227,961	531,227
Interest income	932,481	642,278	536,420
Gain on derivative transactions	247,534	327,315	512,698
Interest receivable (customers, taxes and other)	238,944	223,797	165,212
Exchange rate variations on loans and financing, debentures, leases and other creditors (Note 21.e)	—	—	52,254
Other financial income	195,706	122,922	244,357
Total	1,840,906	1,544,273	2,042,168

Financial Expenses
Charges and fair value on loans, financing, debentures, leases and other creditor (Note 21.e)(1)	(2,325,052)	(2,141,361)	(2,092,184)
Expenses with monetary variations of provision for contingencies (Note 20.c)(2) (3)	(712,087)	(81,296)	(784,427)
Loss on derivative transactions	(349,310)	(258,307)	(622,787)
Interest payable (financial institutions, trade accounts payable, taxes and other)	(792,803)	(577,229)	(560,195)
Foreign exchange variation on loans and financing (Note 21.e.)	(243)	(2,598)	—
Other expenses with exchange and monetary variations (suppliers, taxes and others)	(66,233)	(234,608)	(162,544)
Other financial expenses	(183,513)	(158,577)	(163,940)
Total	(4,429,241)	(3,453,976)	(4,386,077)

Financial income (expenses), net	(2,588,335)	(1,909,703)	(2,343,909)

(1)Includes the consolidated amounts of R$1,703,845, R$1,630,993 and R$1,392,570 for the years ended December 31, 2025, 2024 and 2023, respectively, related to lease charges.
(2) In 2024, it includes the amount of R$405,986, related to the reversal of the monetary adjustment of regulatory provisions due to the Commitment Agreement Linked to the Negotiation for Self-Composition for the Adaptation of STFC Concession Contracts to Authorization Instruments (Note 20.).
(3) In 2025 and 2024, it includes the amounts of R$88,321 and R$374,271, respectively, related to the reversal of provisions for legal claims expenses due to participation in tax amnesty programs (note 19.b).